Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total long-term debt	$ 2,596,466	$ 1,787,781
Less: Deferred loan and financing arrangements issuance costs	18,047	12,486
Total long-term debt, net	2,578,419	1,775,295
Less: Current portion of long-term debt	129,685	105,911
Add: Current portion of deferred loan and financing arrangements issuance costs	3,516	2,795
Long-term debt, net	2,452,250	1,672,179
(i) Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 6,000	6,000
Rate of interest	Fixed rate
(ii) Issued in December 2023 maturing in June 2027 (the “Umbrella Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 42,164	0
Rate of interest	Fixed rate
(iii) Assumed in December 2021 fully repaid in June 2024 (the “2021 credit facility”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + Secured Overnight Financing Rate (“SOFR”)
Total long-term debt	$ 0	101,087
(iv) Issued in October 2022 maturing in October 2028 (the “2022 credit facility”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 97,020	99,680
(v) Issued in June 2023 maturing in June 2031 (the “2023 credit facility”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 93,750	96,875
(vi) Issued in December 2023 maturing in December 2030 (the “2024 – LNG/C Axios II credit facility ”)
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 185,000	0
(vii) Issued in May 2024 maturing in June 2031 (the “2024 – LNG/C Aktoras credit facility”)
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 240,000	0
(viii) Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aristidis I credit facility”)
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 155,000	0
(ix) Issued in June 2024 maturing in July 2032 (the “2024 – LNG/C Apostolos credit facility”)
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 192,000	0
(x) Issued in January 2020 fully repaid in April 2024 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 0	26,500
(xi) Issued in January 2020 fully repaid in April 2024 (the “2020 CMBFL”) [member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 0	26,500
(xii) Issued in May 2020 fully repaid in March 2024 (the “ICBCFL”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 0	38,332
(xiii) Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 121,311	126,479
(xiv) Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 116,159	120,232
(xv) Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 126,719	130,873
(xvi) Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 125,707	129,829
(xvii) Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 127,608	130,715
(xviii) Issued in December 2022 maturing in January 2031 (the “2022 Jolco”) [Member]
Debt Instrument [Line Items]
Rate of interest	($69,893: Margin + SOFR, $32,400: Fixed rate)
Total long-term debt	$ 102,293	104,284
(xix) Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 173,063	177,438
(xviii) Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 185,264	196,317
(xxi) Issued in December 2023 maturing in May 2032 (the “2023 – LNG/C Assos Jolco”)
Debt Instrument [Line Items]
Rate of interest	($192,000: Margin + SOFR, $48,000: Fixed rate)
Total long-term debt	$ 240,000	0
(xxii) Issued in October 2021 maturing in October 2026 (the "2021 Bonds") [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 160,445	165,984
(xxiii) Issued in July 2022 maturing in July 2029 (the “2022 Bonds”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 106,963	$ 110,656